Significant Related Party Transactions - Summary of Significant Transactions Carried Out by Group with Significant Related Parties (Detail) - CNY (¥) ¥ in Millions				12 Months Ended
		Aug. 17, 2020	May 20, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Distribution of dividends from the Company to CLIC				¥ 20,633		¥ 4,522		¥ 11,306
Interest on deposits received from CGB				25,860		26,695		22,699
Commission expenses charged by CGB				84,342		81,396		62,705
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of transactions between related parties [line items]
Dividend from significant related parties		¥ 124	¥ 54
Transaction between Sino-Ocean and the group [member] | Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of transactions between related parties [line items]
Dividend from significant related parties				178		369		558
Interest of corporate bonds received from Sino-Ocean				26		27		27
Project management fee paid to Sino-Ocean				30		2		2
Transactions between the consolidated structured entities/other subsidiaries and the Company [member] | Consolidated structured entities [member]
Disclosure of transactions between related parties [line items]
Distributions received in investments in consolidated structured entities				14,429		10,965		8,247
China Life Insurance (Group) Company ("CLIC") [member] | Transactions with CLIC and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Policy management fee received from CLIC				564	[1],[2]	575	[1],[2]	629
Asset management fee received	[3]			125		89		100
Distribution of dividends from the Company to CLIC				14,106		3,092		7,729
China Life Asset Management Company Limited ("AMC") [member] | Transactions with CLIC and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Distribution of profits				147		122		128
China Life Asset Management Company Limited ("AMC") [member] | Transactions between AMC and the Company [member]
Disclosure of transactions between related parties [line items]
Distribution of profits				220		183		193
Payment of an asset management fee to significant related parties	[2],[4]			2,089		1,353		1,326
China Life Insurance (Overseas) Company Limited ("CL Overseas") [member] | Transactions with CLIC and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Asset management fee received	[5]			73		86		63
China Life Property & Casualty Insurance Company Limited ("CLP&C") [member] | Transactions with CLIC and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Asset management fee received	[6]			41		14		14
Payment of insurance premium to CLP&C				52		48		47
Claim and other payments received from CLP&C				14		16		14
Agency fee received	[2],[7]			2,211		2,297		2,959
Rental and a service fee received from CLP&C				54		51		50
Dividend from significant related parties				271				66
China Life Real Estate Co., Limited ("CLRE") [member] | Transactions with CLIC and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Payment of rental, project fee and other expenses to CLRE				43		43		45
China Life Investment Holding Company Limited ("CLI") [member] | Transactions with CLIC and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Property leasing expenses charged by CLI				71	[8]	78	[8]	83
Retained asset management fee received from CLI				3		13		7
Payment of an asset management fee to significant related parties	[2],[9]			651		653		529
Property leasing income received from CLI				63		39		37
Payment of real estate purchase to CLI				135		5		1
China Life Ecommerce Company Limited ("CL Ecommerce") [member] | Transactions with CLIC and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Payment of a business management service fee to CL Ecommerce								53
China Guangfa Bank Co. Ltd ("CGB") [member] | Transactions between CGB and the Group [member]
Disclosure of transactions between related parties [line items]
Interest on deposits received from CGB				2,938		2,584		1,425
Dividend from significant related parties				550		284
Commission expenses charged by CGB	[10]			189		158		112
Capital contribution to significant related parties								13,012
China Life Enterprise Annuity Fund ("EAP") [member] | Transaction between EAP and the Group [member]
Disclosure of transactions between related parties [line items]
Contribution to EAP				1,140		1,003		593
Shanghai Wansheng Industry Partnership Limited Partnership [member] | Transaction between Shanghai Wansheng and the Company [member]
Disclosure of transactions between related parties [line items]
Capital contribution to significant related parties				12
Other associates and joint ventures [member] | Transaction between other associates and joint ventures and the Group [member]
Disclosure of transactions between related parties [line items]
Distribution of profit from significant related parties				4,254		2,574		2,279
Other associates and joint ventures [member] | Transaction between other associates and joint ventures and the Company [member]
Disclosure of transactions between related parties [line items]
Distribution of profit from significant related parties				3,864		2,210		1,424
China Life Pension Company Limited ("Pension Company") [member] | Transactions between Pension Company and the Company [member]
Disclosure of transactions between related parties [line items]
Agency fee received	[11]			57		54		43
Rental received from Pension Company				68		54		45
Marketing fee income for promotion of annuity business from Pension Company				14		8		13
China Life Franklin Asset Management Company Limited [member] | Transaction between AMC HK and the Company [member]
Disclosure of transactions between related parties [line items]
Payment of an investment management fee to AMC HK	[12]			18		18		18
China Life (Suzhou) Pension and Retirement Investment Company Limited ("Suzhou Pension Company") [member] | Transaction between Suzhou Pension Company and the Company [member]
Disclosure of transactions between related parties [line items]
Capital contribution to significant related parties				205		200
Shanghai Rui Chong Investment Co., Limited ("Rui Chong Company") [member] | Transaction between Rui Chong Company and the Company [member]
Disclosure of transactions between related parties [line items]
Rental fee charged by Rui Chong Company				45		47		47
Other subsidiaries [member] | Transactions between the consolidated structured entities/other subsidiaries and the Company [member]
Disclosure of transactions between related parties [line items]
Distribution of profits from the other subsidiaries to the Company				301		206		¥ 426
Guo Yang Guo Sheng [member] | Transaction between Guo Yang Guo Sheng and the Company [member]
Disclosure of transactions between related parties [line items]
Capital withdraw from significant related parties						100
China Life Guang De [member] | Transaction between CL Guang De and the Company [member]
Disclosure of transactions between related parties [line items]
Capital contribution to significant related parties				285		10
Yuan Shu Yuan Jiu [Member] | Transaction between Yuan Shu Yuan Jiu and the Company [member]
Disclosure of transactions between related parties [line items]
Capital withdraw from significant related parties				35
Yuan Shu Yuan Pin [Member] | Transaction between Yuan Shu Yuan Pin and the Company [member]
Disclosure of transactions between related parties [line items]
Capital withdraw from significant related parties				35
CL Hotel Investor LP [member] | Transaction between CL Hotel Investor, L.P. and the Company [member]
Disclosure of transactions between related parties [line items]
Capital contribution to significant related parties				95
CL Health [Member] | Transaction between CL Health and the Company [member]
Disclosure of transactions between related parties [line items]
Capital withdraw from significant related parties						¥ 200
CG Investments [Member] | Transaction between CG Investments and the Company [member]
Disclosure of transactions between related parties [line items]
Capital contribution to significant related parties				801
China Life Healthcare Investment company limited [Member] | Transactions with CLIC and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Payment Of a Operation Management Service Fee To CLHI	[13]			¥ 106

[1]	On 26 December 2017, the Company and CLIC renewed a renewable insurance agency agreement, effective from 1 January 2018 to 31 December 2020. The Company performs its duties of insurance agents in accordance with the agreement, but does not acquire any rights and profits or assume any obligations, losses and risks as an insurer of the non-transferable policies. The policy management fee was payable semi-annually, and is equal to the sum of (1) the number of policies in force as at the last day of the period, multiplied by RMB8.0 per policy and (2) 2.5% of the actual premiums and deposits received during the period, in respect of such policies. The policy management fee income is included in other income in the consolidated statement of comprehensive income. On 31 December 2020, the Company and the CLIC renewed the insurance agency agreement. This agreement is effective from 1 January 2021 to 31 December 2021.
[2]	These transactions constitute continuing connected transactions which are subject to reporting and announcement requirements but are exempt from independent shareholders’ approval requirements under Chapter 14A of the Listing Rules. The Company has complied with the disclosure requirements in accordance with Chapter 14A of the Listing Rules.
[3]	In December 2018, CLIC renewed an asset management agreement with AMC, entrusting AMC to manage and make investments for its insurance funds. The agreement is effective from 1 January 2019 to 31 December 2021. In accordance with the agreement, CLIC paid AMC a basic service fee at the rate of 0.05% per annum for the management of insurance funds. The service fee was calculated on a monthly basis and payable on a seasonal basis, by multiplying the average book value of the assets under management (after deducting the funds and interests of positive repurchase transactions and deducting the principal and interests of debt and equity investment schemes, project asset-backed schemes and customised non-standard products) at the beginning and the end of any given month by the rate of 0.05%, divided by 12. According to specific projects, debt investment schemes, equity investment plans, project asset-backed plans, and customised non-standard products are based on the contractual agreed rate, without paying for an extra management fee. At the end of each year, CLIC assessed the investment performance of the assets managed by AMC, compared the actual results against benchmark returns and made adjustment to the basic service fee. In July 2020, CLIC revised the asset management agreement with AMC, effective from 1 July 2020 to 31 December 2022. The annual rate of the basic service fee has been changed from 0.05% to 0.08%, and the other terms mentioned above remain unchanged.
[4]	On 28 December 2018, the Company and AMC renewed the agreement for the management of insurance funds, effective from 1 January 2019 to 31 December 2021. In accordance with the agreement, the Company entrusted AMC to manage and make investments for its insurance funds and paid AMC a fixed investment management service fee and a variable investment management service fee. The fixed annual service fee was calculated and payable on a seasonal basis, by multiplying the average net value of the assets under management by the rate of 0.05%; the variable investment management service fee was payable annually, based on the results of performance evaluation, at 20% of the fixed service fee per annum. On 1 July 2020, the Company and AMC revised the agreement for the management of insurance funds, effective from 1 July 2020 to 31 December 2022. The calculation method of the fixed annual service fee has been changed from five ten thousandths of the net value of the total investment assets to daily accrued fixed service fee by multiplying the net value of the total investment assets on the day by the variety-based annual investment management fee rate divided by 360. The other terms above remain unchanged. Asset management fees charged to the Company by AMC are eliminated in the consolidated statement of comprehensive income.
[5]	In 2018, CL Overseas renewed an investment management agreement with AMC HK, effective from 1 January 2018 to 31 December 2022. In accordance with the agreement, CL Overseas entrusted AMC HK to manage and make investments for its insurance funds and paid AMC HK a basic investment management fee and an investment performance fee. The basic investment management fee was accrued by multiplying the weighted average total funds by the basic fee rate. The investment performance fee was calculated based on the difference between the total actual annual yields and predetermined net realised yield. The basic investment management fee was calculated and payable on a semi-annual basis. The investment performance fee was payable according to the total actual annual yield at the end of each year.
[6]	On 15 May 2018, CLP&C renewed an agreement for the management of insurance funds with AMC, entrusting AMC to manage and make investments for its insurance funds, effective from 1 January 2018 to 31 December 2019. The agreement was subject to an automatic one-year renewal if no objections were raised by both parties upon expiry. From 1 January 2020, the agreement automatically renewed for one year. In accordance with the agreement, CLP&C paid AMC a fixed service fee and a variable service fee. The fixed service fee was calculated on a monthly basis and payable on an annual basis, by multiplying the average net asset value of assets of each category under management at the beginning and the end of any given month by the responding annual investment management fee rate, divided by 12. The variable service fee was payable on an annual basis, and linked to investment performance. On 1 July 2020, CLP&C formulated asset management investment guidelines. The guidelines were effective from 1 July 2020 and modified the fixed service fee rate with AMC from the annual investment management fee rate for assets of each category under management to 0.08%, while the other terms above remained unchanged.
[7]	On 31 January 2018, the Company and CLP&C signed a new insurance agency framework agreement, whereby CLP&C entrusted the Company to act as an agent to sell designated insurance products in certain authorised jurisdictions. The agency fee was determined based on cost (tax included) plus a margin. The agreement is effective for three years, from 8 March 2018 to 7 March 2021.
[8]	On 29 December 2017, the Company renewed a property leasing agreement with CLI, effective from 1 January 2018 to 31 December 2020, pursuant to which CLI leased to the Company certain buildings of its own. Annual rental payable by the Company to CLI in relation to the CLI properties is determined either by reference to the market rent, or, the costs incurred by CLI in holding and maintaining the properties, plus a margin of approximately 5%. The rental was paid on a semi-annual basis, and each payment was equal to one half of the total annual rental. On 31 December 2020, the Company renewed a property leasing agreement with CLI, effective from 1 January 2021 to 31 December 2021.
[9]	On 31 December 2018, the Company and CLI renewed a management agreement of alternative investment of insurance funds, effective from 1 January 2019 to 31 December 2020. In accordance with the agreement, the Company entrusted CLI to engage in investment, operation and management of equities, real estate and related financial products, and securitised financial products under the instructions of the annual guidelines. The Company paid CLI an asset management fee and a performance related bonus based on the agreement. For fixed-income projects, the management fee rate was between 0.05% and 0.6% according to different ranges of returns; for non-fixed-income projects, the management fee rate for invested projects was 0.3%, the management fee rates for newly signed projects were between 0.05% and 0.3% according to CLI’s involvement in project management and the performance-related bonus is based on the internal return rate upon expiry of the project. In addition, the Company adjusts the investment management fees for fixed-income projects and non-fixed-income projects based on the annual evaluation results on CLI’s performance. The adjustment (variable management fee) ranges from negative 10% to positive 15% of the investment management fee in the current period.
[10]	On 19 October 2018, the Company and CGB renewed an insurance agency agreement to distribute insurance products. All individual insurance products suitable for distribution through bancassurance channels are included in the agreement. CGB provides agency services, including the sale of insurance products, collecting premiums and paying benefits. The Company paid the agency commission by multiplying the net amount of total premiums received from the sale of each category individual insurance products after deducting the surrender premiums in the hesitation period, by the responding fixed commission rate. The commission rates for various insurance products sold by CGB are agreed based on arm’s length transactions. The commissions are payable on a monthly basis. On 22 August 2020, the Company and CGB renewed an insurance agency agreement to distribute insurance products, effective from the signing date to 22 August 2022. On 28 December 2018, the Company and CGB signed another insurance agency agreement to distribute corporate group insurance products. The corporate group insurance products suitable for distribution through bancassurance channels are included in the agreement. The Company paid the agency commission by multiplying the net amount of total premiums received from the sale of each category group insurance product after deducting the surrender premiums, by the responding fixed commission rate. The commission rates for various insurance products sold by CGB are agreed by reference to comparable market prices of independent third-parties. The commissions are paid on a monthly basis. The agreement is effective for two years from 1 January 2019, with an automatic one-year renewal if no objections were raised by either party upon expiry.
[11]	On 1 January 2019, the Company and Pension Company renewed an entrusted agency agreement for pension business acted by life business. The agreement is effective from 1 January 2019 to 31 December 2021. The business means that Pension Company entrusted the Company to sell enterprise annuity funds, pension security business, occupational pension business and the third-party asset management business. The commissions agreed upon in the agreement include the daily business commissions and the annual promotional plans commissions. According to the agreement, the commissions for the entrusting service of enterprise annuity fund management, which is the core business of Pension Company, are calculated at 30% to 80% of the annual entrusting management fee revenues, depending on the duration of the agreement. The commissions for account management service are calculated at 60% of the first year’s account management fee and were only charged for the first year, regardless of the duration of the agreement. The commissions for investment management services, in accordance with the duration of the agreement, are calculated at 60% to 3% of the annual investment management fee (excluding risk reserves for investment), decreasing annually. The commissions of the group pension plan are, in accordance with the duration of the contracts, calculated at 50% to 3% of the annual investment management fee, decreasing annually; the commissions of the personal pension plan are calculated at 30% to 50% of the annual investment management fee according to the various rates of the daily management fee applied to the various individual pension management products in all of the management years; the commissions of occupation annuity and third-party asset management business are in accordance with the provision of annual promotional plans, which should be determined by both parties on a separate occasion. The commissions charged to Pension Company by the Company are eliminated in the consolidated statement of comprehensive income of the Group.
[12]	On 31 December 2018, the Company and AMC HK renewed the management agreement of insurance funds investment, which is effective from 1 January 2019 to 31 December 2021. In accordance with the agreement, the Company entrusted AMC HK to manage and make investments for its insurance funds and paid AMC HK an asset management fee on a seasonal basis and the maximum investment management fee paid annually is RMB30 million. The management fee rate for financial products, such as investment plans, project asset-backed plans, customised products and insurance asset management products, set up by AMC HK in the industry permitted by regulatory policies, is set according to contractual terms. The management fee rate for the directive investment operation of term deposits, common stocks, funds, financial products and other investment products, universal account B-2 and entrusted assets account alike was 0.02%; the management fee rate for unlisted equity investment was 0.3%; the management fee rate for customised investment portfolio was agreed upon the management fee of market-oriented entrusted investment. Asset management fees charged to the Company by AMC HK are eliminated in the consolidated statement of comprehensive income.
[13]	On 25 November 2020, the Company and CLHI signed a new aged-care projects management service agreement, effective from 1 January 2020 to 31 December 2021. In accordance with the agreement, the Company entrusted CLHI to operate and manage existed aged-care projects and paid CLHI a management service fee. The management service fee was calculated and payable on a seasonal basis, by multiplying the total amount of the investments under management (based on the daily weighted average investment amount) by the annual rate of 2.7%.